Nature of Operations	9 Months Ended
Dec. 31, 2025
Nature of Operations [Abstract]
Nature of Operations [Text Block]

1. Nature of Operations

HIVE Digital Technologies Ltd. (the “Company”) is in the business of providing infrastructure solutions, including operating Tier-1 and Tier-3 data centers, the computing power of which is used for high performance computing (“HPC”) and generating hashrate which is sold to mining pools that use the hashpower for “the mining of cryptocurrencies”. Digital currencies are subject to risks unique to the asset class and different from traditional assets.

The Company is incorporated in the province of British Columbia and is a reporting issuer in each of the Provinces and Territories of Canada. The Company is listed for trading on the TSXV, under the symbol “HIVE.V”, as well on the Nasdaq’s Capital Markets Exchange under “HIVE”, on the Open Market of the Frankfurt Stock Exchange under “YO0.F” and on the Colombian Stock Exchange under “HIVECO”. The Company’s head office is located at Suite 128, 7900 Callaghan Road, San Antonio, Texas, 78229, United States of America and the Company’s registered office is located at Suite 2500, 700 West Georgia Street, Vancouver, BC, V7Y 1B3.